Stockholder's Equity and Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Stock-based Compensation
Stockholders' Equity and Stock-based Compensation
Stock Option Plans
The Company has adopted stock option plans for eligible employees, directors and consultants, which provide for the granting of options to purchase shares of common stock. As of December 31, 2015, there were 560,797 outstanding options under the Company’s stock option plans, and 97,003 shares available for future grant and issuance. The option and share numbers have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.
The options under these plans generally vest in equal annual installments over a four-year period and have a term of ten years. These options are typically granted with an exercise price per share equal to or greater than the current market price and, upon exercise, are issued from the Company’s unissued common shares. In August 2006, the Compensation Committee of the Board of Directors of the Company approved fixed pre-established quarterly grant dates for all future grants of options.
Stock Repurchase Program
On November 4, 2015, the Company’s board of directors approved a stock repurchase program authorizing a Company stock repurchase, from time to time from November 10, 2015 through November 10, 2017, up to $25 million in shares of the Company’s outstanding common stock. The stock repurchase program may be implemented through open market repurchases or privately negotiated transactions, at management’s discretion. The actual timing, number and value of shares repurchased under the program will be determined by management at its discretion and will depend on a number of factors including the market price of the shares of our common stock and general market and economic conditions, applicable legal requirements and compliance with the terms of our outstanding indebtedness. The repurchase program does not obligate us to acquire any particular amount of common stock and may be modified or suspended at any time and could be terminated prior to completion. Since the program’s inception on November 10, 2015 through February 5, 2016, the Company had repurchased 435,792 shares it’s common stock under the repurchase program at an average price per share of $6.45. The number of shares repurchased and the average price per repurchased share has been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016. On February 5, 2016, the closing sale price for our common stock was $6.21 on the NYSE.
Reverse Stock Split and Increase in Authorized Shares
On February 1, 2016, the Company’s stockholders approved an increase in the number of authorized shares of common stock from 200 million to 400 million, or 13.3 million to 26.7 million retroactively adjusted to reflect the one-for-fifteen reverse stock split.
On February 4, 2016, the Company completed a one-for-fifteen reverse stock split, and the Company’s common stock began trading on a reverse-split adjusted basis on February 5, 2016. On February 5, 2016, the closing sale price for the Company’s common stock was $6.21 on the NYSE. All numbers of shares of common stock and per share common stock data in the accompanying consolidated financial statements and related notes have been retroactively adjusted to reflect this stock split for all periods presented. Unless otherwise noted, all numbers of shares of preferred stock and per share preferred stock data in the accompanying consolidated financial statements and related notes are not adjusted to reflect the stock split of our common stock.
As a result of the reverse stock split, the number of issued and outstanding shares was adjusted and the number of shares underlying outstanding stock options and the related exercise prices were adjusted. Following the effective date of the reverse stock split, the par value of the Company’s common stock remained at $0.01 per share, and the number of authorized shares was reduced from 400,000,000 to 26,666,667, adjusted to reflect a one-for-fifteen reverse stock split. The prices and share, restricted and option figures presented in the table below have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.
Transactions under the stock option plans are summarized as follows:

	Option Price per Share	Outstanding	Vested	Available for Grant
January 1, 2013	$42.00-$245.85	528,556	306,082	195,928
Increase in shares authorized	—	—	—	248,666
Plan Expiration	—	—	—	(5,283)
Granted	57.90-99.60	119,220	—	(119,220)
Vested	—	—	70,360	—
Exercised	42.00-87.15	(47,171)	(47,171)	—
Cancelled/forfeited	45.00-231.45	(50,038)	(23,573)	46,821
Restricted stock granted out of option plans	—	—	—	(47,663)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	15,513
December 31, 2013	42.45-245.85	550,567	305,698	334,762
Plan Expiration	—	—	—	(4,452)
Granted	37.05-62.55	115,760	—	(115,760)
Vested	—	—	92,750	—
Exercised	45.00	(1,900)	(1,900)	—
Cancelled/forfeited	45.00-231.45	(65,358)	(38,158)	14,453
Restricted stock granted out of option plans	—	—	—	(48,503)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	2,968
December 31, 2014	37.05-245.85	599,069	358,390	183,468
Granted	34.2	53,328	—	(53,328)
Vested	—	—	79,779	—
Cancelled/forfeited	37.05-231.45	(91,600)	(53,864)	12,358
Restricted stock granted out of option plans	—	—	—	(45,652)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	157
December 31, 2015	$34.2-$245.85	560,797	384,305	97,003

Stock options outstanding at December 31, 2015 are summarized as follows:

Option Price per Share	Outstanding	Weighted Average Exercise Price of Outstanding Options	Weighted Average Remaining Contract Life	Vested	Weighted Average Exercise Price of Vested Options
$34.20 - $57.90	171,479	$47.10	6.2 years	75,914	$51.81
$61.05 - $95.85	237,647	$77.85	6.4 years	158,587	$82.85
$97.95 - $149.55	90,148	$116.40	5.1 years	88,281	$116.78
$151.35 - $245.85	61,523	$215.48	2.8 years	61,523	$215.48
Totals	560,797	$89.74	6.2 years	384,305	$105.80

Additional information related to the Company’s stock options follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2015	599,069	$94.50		6.7 years
Options granted	53,328	$34.20	$16.65
Options exercised	—	$—
Options cancelled	(37,736)	$68.88
Options forfeited	(53,864)	$102.79
Total outstanding at December 31, 2015	560,797	$89.74		6.0 years	$—
Options exercisable and vested at December 31, 2015	384,305	$105.80		5.0 years	$—

The total intrinsic value of options exercised during 2015, 2014 and 2013 was less than $0.1 million, $0.1 million and $2.0 million, respectively. During 2015 there was no cash received from option exercises under all share-based payment arrangements, and the Company received $0.1 million and $2.5 million, in 2014 and 2013 respectively. The weighted average grant date fair value for stock option awards granted during 2015, 2014 and 2013 was $16.65, $36.15 and $37.80 per share, respectively. The figures presented in this paragraph and two tables above have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.
Restricted Stock and Restricted Stock Unit Plans
The Company has issued restricted stock and restricted stock units under the Company’s 2013 Long-Term Incentive Plan and other applicable plans. Restricted stock units are awards that obligate the Company to issue a specific number of shares of common stock in the future if continued service vesting requirements are met. Non-forfeitable ownership of the common stock will vest over a period as determined by the Company in its sole discretion, generally in equal annual installments over a three-year period. Shares of restricted stock awarded may not be sold, assigned, transferred, pledged or otherwise encumbered by the grantee during the vesting period.
The status of the Company’s restricted stock and restricted stock unit awards for 2015 follows:

Number of Shares/Units
Total nonvested at January 1, 2015	66,447
Granted	45,652
Vested	(29,287)
Forfeited	(9,185)
Total nonvested at December 31, 2015	73,627

At December 31, 2015, the intrinsic value of restricted stock and restricted stock unit awards was approximately $0.6 million. The weighted average grant date fair value for restricted stock and restricted stock unit awards granted during 2015, 2014 and 2013 was $34.20, $59.70 and $61.20 per share, respectively. The total fair value of shares vested during 2015, 2014 and 2013 was $0.6 million, $2.1 million and $2.4 million, respectively. The restricted stock unit and weighted average grant date fair value calculations presented in this paragraph have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.
Employee Stock Purchase Plan
In June 2010, the Company adopted an Employee Stock Purchase Plan (“ESPP”) to replace the prior ESPP, which terminated on December 31, 2008. The ESPP allows all eligible employees to authorize payroll deductions at a rate of 1% to 10% of base compensation (or a fixed amount per pay period) for the purchase of the Company’s common stock. Each participant is limited to purchase no more than 33 shares per offering period or 66 shares annually. Additionally, no participant may purchase shares in any calendar year that exceeds $10,000 in fair market value based on the fair market value of the stock on the offering commencement date. The purchase price of the common stock is the lesser of 85% of the closing price on the first day of the applicable offering period (or most recently preceding trading day) or 85% of the closing price on the last day of the offering period (or most recently preceding trading day). Each offering period is six months and commences on February 1 and August 1 of each year. The ESPP is considered a compensatory plan under ASC 718, and the Company recorded compensation expense of approximately $0.1 million, $0.2 million and $0.2 million during 2015, 2014 and 2013, respectively. The expense represents the estimated fair value of the look-back purchase option. The fair value was determined using the Black-Scholes option pricing model and was recognized over the purchase period. The total number of shares of common stock authorized and available for issuance under the ESPP is 51,341. The maximum number of shares of common stock that may be purchased for each offering period is 6,667 (13,333 annually). The share numbers in this paragraph have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016.
Stock Appreciation Rights Plan
The Company has adopted a stock appreciation rights plan which provides for the award of stock appreciation rights (“SARs”) to directors and selected key employees and consultants. The awards under this plan are subject to the terms and conditions set forth in agreements between the Company and the holders. The exercise price per SAR is not to be less than one hundred percent of the fair market value of a share of common stock on the date of grant of the SAR. The term of each SAR shall not exceed ten years from the grant date. Upon exercise of a SAR, the holder shall receive a cash payment in an amount equal to the spread specified in the SAR agreement for which the SAR is being exercised. In no event will any shares of common stock be issued, transferred or otherwise distributed under the plan.
On March 1, 2015, the Company issued 207,207 SAR awards to 16 individuals with an exercise price of $34.20. The SAR awards number and exercise price have been retroactively adjusted to reflect the one-for-fifteen reverse stock split completed on February 4, 2016. The vesting of these SARs is achieved through both a market condition and a service condition. The market condition is achieved, in part or in full, in the event that during the four-year period beginning on the date of grant the 20-day trailing volume-weighted average price of a share of common stock is (i) greater than 120% of the exercise price for the first 1/3 of the awards, (ii) greater than 125% of the exercise price for the second 1/3 of the awards and (iii) greater than 130% of the exercise price for the final 1/3 of the awards. The exercise condition restricts the ability of the holders to exercise awards until certain service milestones have been reached such that (i) no more than 1/3 of the awards may be exercised, if vested, on and after the first anniversary of the date of grant, (ii) no more than 2/3 of the awards may be exercised, if vested, on and after the second anniversary of the date of grant and (iii) all of the awards may be exercised, if vested, on and after the third anniversary of the date of grant.
Pursuant to ASC 718, “Compensation – Stock Compensation,” the stock appreciation rights are considered liability awards and as such, these amounts are accrued in the liability section of the balance sheet. The Company calculated the fair value of each SAR award on the date of grant using a Monte Carlo simulation model. The following assumptions were used:

December 31, 2015
Risk-free interest rates	2.19%
Expected lives (in years)	3.3
Expected dividend yield	—%
Expected volatility	69.38%

Additionally, as of December 31, 2015, the Company had outstanding 9,333 SAR awards to one individual with an exercise price of $45.00 The Company recorded less than $0.1 million, annually, of share-based compensation expense during 2015, 2014 and 2013, related to employee stock appreciation rights. Pursuant to ASC 718, the stock appreciation rights are considered liability awards and as such, these amounts are accrued in the liability section of the balance sheet.
Valuation Assumptions
The Company calculated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model. The following assumptions were used for each respective period:

	Years Ended December 31,
	2015	2014	2013
Risk-free interest rates	1.38%	1.6% – 1.7%	0.9% – 1.8%
Expected lives (in years)	4.5	5.5	5.5
Expected dividend yield	—%	—%	—%
Expected volatility	59.32%	65.9% – 70.5%	62.1% – 70.6%

The computation of expected volatility during 2015, 2014 and 2013 was based on an equally weighted combination of historical volatility and market-based implied volatility. Historical volatility was calculated from historical data for a period of time approximately equal to the expected term of the option award, starting from the date of grant. Market-based implied volatility was derived from traded options on the Company’s common stock having a term of six months. The Company’s computation of expected life in 2015, 2014 and 2013 was determined based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.
Stock-based Compensation Expense
The following table summarizes stock-based compensation expense for the years ended December 31, 2015, 2014 and 2013 as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Stock-based compensation expense	$5,486	$8,707	$7,476
Tax benefit related thereto	(1,826)	(2,908)	(2,469)
Stock-based compensation expense, net of tax	$3,660	$5,799	$5,007